Contributed equity (Tables)	6 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of equity - contributed equity

	Consolidated
	December 2023	June 2023	December 2023	June 2023
	Shares	Shares	$	$
Ordinary shares — fully paid	263,615,444	228,029,114	98,779,714	97,452,246

Summary of movements in ordinary share capital
Movements in spare share capital

Details	Date	Shares	Issue price	$
Balance	1 July 2023	228,029,114		97,452,246
ATM issue of shares No. 19	7 July 2023	8,148,140	$0.1856	1,512,523
ATM issue of shares No. 20	11 July 2023	157,120	$0.1647	25,877
ATM issue of shares No. 21	4 August 2023	15,000	$0.1679	2,519
ATM issue of shares No. 22	30 November 2023	1,066,070	$0.1006	107,268
Registered Direct Offering	5 December 2023	26,200,000	$0.0000	—
Less: share issue transaction costs		—	$0.0000	(320,719)

Balance	31 December 2023	263,615,444		98,779,714